RECEIVABLES - Additional Information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2020 USD ($) contract	Mar. 31, 2019 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	90 days
Number of accounts receivable undergoing bankruptcy proceedings (in contracts) | contract	334	365
Amount of accounts receivable undergoing bankruptcy proceedings	$ 17	$ 17
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	289	264
Pre-modification value of retail and finance lease receivable contracts	$ 9	$ 9
Post-modification value of retail and finance lease receivable contracts	8	$ 8
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	79
Post-modification value of retail and finance lease receivable contracts	$ 72